Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective	Adoption of New Accounting Standards and New Accounting Standards Issued but Not Yet Effective
(a) Adoption of new accounting standards
The following new accounting pronouncement is effective for annual periods beginning on or after January 1, 2025 and has been incorporated into the consolidated interim financial statements:
•Lack of exchangeability (Amendments to IAS 21) The adoption of this pronouncement did not have a significant impact.
(b) New accounting standards issued but not effective
Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2025:
•Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) which is effective for periods on or after January 1, 2026.
•Power Purchase Agreement (Amendments to IFRS 9) effective for periods on or after January 1, 2026.
•Annual Improvements to IFRS Accounting Standards (includes Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10, and IAS 7) effective for periods on or after January 1, 2026
•Hyperinflationary presentation currency (Amendments to IAS 21) effective for periods on or after January 1, 2027
•Presentation and Disclosure in Financial Statements (IFRS 18) which is effective for periods on or after January 1, 2027.
•Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) amendments were to be applied prospectively for annual periods beginning on or after January 1, 2016, however, on December 17, 2015 the IASB decided to defer the effective date for these amendments indefinitely. Early adoption is still permitted.
The Company does not intend to early adopt these standards. Pronouncements related to IFRS 1, IFRS 9, IFRS 7, IFRS 10, IAS 7, IAS 21 and IAS 28 are not expected to have a significant impact on the Company's consolidated financial statements upon adoption. The impact of IFRS 18 on the Company's consolidated financial statements includes revised presentation of the Company’s statement of earnings (loss) including new categories and subtotals and the addition of disclosure reconciling and describing management performance measures.